UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                             FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FORT POINT CAPITAL MANAGEMENT LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:  028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	ROBERT A. RIEMER
Title:	Chief Financial Officer
Phone:	(415) 394-0450

Signature, Place and Date of Signing:


/s/ Robert A. Riemer          San Francisco, CA          11/14/06
--------------------          -----------------          --------
    [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                     --------

Form 13F Information Table Entry Total:                    26
                                                     --------

Form 13F Information Table Value Total (x$1000):     $ 23,360
                                                     --------

List of Other Included Managers:

No.          Name
---          ----
                               *
(1)          ------------------

* Mr. ------------- the Investment Manager to -------------- and its affiliate, --------------, ----------------, and --------------- are
treated as a single entity for purposes of the Information Table.


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

FORM 13F INFORMATION TABLE - THIRD QUARTER 2006
FORT POINT CAPITAL MANAGEMENT LLC

                               TITLE
                                OF                   VALUE    SHARES/   SH/  PUT/  INVSTM  OTH
NAME OF ISSUER                 CLASS      CUSIP     (x1000)   PRN AMT   PRN  CALL  DSCRTN  MGRS    SOLE  SHARED  NONE
=====================================================================================================================

ACACIA RESH CORP                COM     003881307       580    51,090   SH          SOLE          51,090
ADOBE SYSTEMS INC               COM     00724F101       833    22,224   SH          SOLE          22,224
ADVENT SOFTWARE INC             COM     007974108       606    16,740   SH          SOLE          16,740
AKORN INC                       COM     009728106       957   265,130   SH          SOLE         265,130
ALLIANCE DATA SYSTEM CORP       COM     018581108     1,114    20,190   SH          SOLE          20,190
AMERICAN TOWER SYS CORP         COM     029912201       954    26,150   SH          SOLE          26,150
BIG LOTS INC                    CALL    089302103        10    18,000   SH   CALL   SOLE          18,000
CARDIAC SCIENCE CORPORATION     COM     14141A108       366    49,434   SH          SOLE          49,434
CHECKFREE CORPORATION           COM     162813109       609    14,740   SH          SOLE          14,740
CONAGRA INC W-RTS TO PUR C/STK  COM     205887102       910    37,190   SH          SOLE          37,190
DICKS SPORTING GOODS INC        COM     253393102     1,074    23,590   SH          SOLE          23,590
FLOW INTERNATIONAL CORP         COM     343468104       752    58,010   SH          SOLE          58,010
HEALTHTRONICS INC               COM     42222L107     1,041   168,786   SH          SOLE         168,786
JARDEN CORPORATION              COM     471109108     1,361    41,290   SH          SOLE          41,290
KOHLS CORP                      COM     500255104       649     9,990   SH          SOLE           9,990
MICROS SYSTEMS INC              COM     594901100       812    16,602   SH          SOLE          16,602
PEOPLESUPPORT INC               COM     712714302       493    26,650   SH          SOLE          26,650
PER-SE TECHNOLOGIES INC       COM NEW   713569309     1,798    78,840   SH          SOLE          78,840
PHI INC                       COM NON   69336T205       975    32,007   SH          SOLE          32,007
                                VTG
POLYMEDICA INDS INC             COM     731738100       725    16,930   SH          SOLE          16,930
RESTORATION HARDWARE INC        COM     760981100       639    73,700   SH          SOLE          73,700
REYNOLDS & REYNOLDS CO CL A     COM     761695105     2,761    69,890   SH          SOLE          69,890
SUPPORTSOFT INC                 COM     868587106       666   152,300   SH          SOLE         152,300
THERMO ELECTRON CORP            COM     883556102       951    24,174   SH          SOLE          24,174
TWEEN BRANDS INC                COM     901166108       644    17,130   SH          SOLE          17,130
UNITED THERAPEUTICS CORP DEL    COM     91307C102     1,080    20,520   SH          SOLE          20,520